Eaton Vance
Tax-Advantaged Global Dividend Income Fund
July 31, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 107.5%
Security	Shares	Value
Aerospace & Defense — 1.3%
Safran S.A.	166,010	$ 18,247,077
		$ 18,247,077
Air Freight & Logistics — 0.8%
GXO Logistics, Inc.(1)(2)	226,609	$ 10,877,232
		$ 10,877,232
Automobiles — 0.8%
Stellantis NV	816,980	$ 11,732,039
		$ 11,732,039
Banks — 7.4%
Banco Santander S.A.	2,899,770	$ 7,254,849
Bank of New York Mellon Corp. (The)	200,472	8,712,513
Citigroup, Inc.	262,055	13,600,654
Credit Agricole S.A.	949,141	8,745,223
HDFC Bank, Ltd.	490,572	8,972,108
ING Groep NV	752,948	7,314,004
M&T Bank Corp.	86,767	15,396,804
Standard Chartered PLC	1,001,898	6,905,771
Toronto-Dominion Bank (The)	197,346	12,818,898
Wells Fargo & Co.	282,071	12,374,455
		$ 102,095,279
Beverages — 4.3%
Coca-Cola Co. (The)(2)	555,551	$ 35,649,708
Diageo PLC	499,699	23,671,669
		$ 59,321,377
Biotechnology — 1.5%
CSL, Ltd.	101,471	$ 20,661,218
		$ 20,661,218
Building Products — 1.3%
Assa Abloy AB, Class B	500,223	$ 11,818,279
Kingspan Group PLC	101,826	6,591,001
		$ 18,409,280
Capital Markets — 1.8%
State Street Corp.	250,624	$ 17,804,329
Security	Shares	Value
Capital Markets (continued)
Stifel Financial Corp.	110,926	$ 6,634,484
		$ 24,438,813
Diversified Financial Services — 0.7%
London Stock Exchange Group PLC	100,532	$ 9,811,187
		$ 9,811,187
Electric Utilities — 2.3%
Iberdrola S.A.	1,599,417	$ 17,079,332
Iberdrola S.A.(1)	44,428	473,602
NextEra Energy, Inc.	172,803	14,600,125
		$ 32,153,059
Electrical Equipment — 2.3%
AMETEK, Inc.(2)	145,442	$ 17,962,087
Schneider Electric SE	98,131	13,571,893
		$ 31,533,980
Electronic Equipment, Instruments & Components — 5.1%
CDW Corp.(2)	133,856	$ 24,298,880
Halma PLC	445,443	12,544,956
Keyence Corp.	27,849	11,037,731
Keysight Technologies, Inc.(1)	53,695	8,730,807
TE Connectivity, Ltd.	107,941	14,434,950
		$ 71,047,324
Entertainment — 2.2%
Walt Disney Co. (The)(1)(2)	280,357	$ 29,745,878
		$ 29,745,878
Equity Real Estate Investment Trusts (REITs) — 1.1%
Healthpeak Properties, Inc.(2)	526,776	$ 14,554,821
		$ 14,554,821
Food Products — 4.3%
Mondelez International, Inc., Class A	394,667	$ 25,274,475
Nestle S.A.	283,352	34,718,347
		$ 59,992,822
Health Care Equipment & Supplies — 4.0%
Alcon, Inc.	113,602	$ 8,940,941
Boston Scientific Corp.(1)(2)	590,124	24,224,590
Intuitive Surgical, Inc.(1)(2)	57,225	13,171,478
Straumann Holding AG	65,230	8,822,390
		$ 55,159,399

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services — 0.9%
Elevance Health, Inc.(2)	25,662	$ 12,243,340
		$ 12,243,340
Hotels, Restaurants & Leisure — 2.7%
Compass Group PLC	1,199,607	$ 28,114,510
InterContinental Hotels Group PLC	164,908	9,774,936
		$ 37,889,446
Industrial Conglomerates — 1.4%
Siemens AG	174,457	$ 19,459,625
		$ 19,459,625
Insurance — 1.7%
Ageas S.A./NV	129,361	$ 5,645,999
AIA Group, Ltd.	1,105,593	11,107,499
AXA S.A.	266,758	6,146,773
		$ 22,900,271
Interactive Media & Services — 4.4%
Alphabet, Inc., Class C(1)	521,540	$ 60,832,426
		$ 60,832,426
Internet & Direct Marketing Retail — 3.2%
Amazon.com, Inc.(1)(2)	330,551	$ 44,607,857
		$ 44,607,857
IT Services — 5.0%
Amadeus IT Group S.A.(1)	196,359	$ 11,449,733
Fidelity National Information Services, Inc.(2)	220,425	22,518,618
Global Payments, Inc.	82,553	10,097,883
Visa, Inc., Class A	116,225	24,652,484
		$ 68,718,718
Leisure Products — 1.1%
Yamaha Corp.	357,732	$ 15,258,718
		$ 15,258,718
Life Sciences Tools & Services — 1.5%
Danaher Corp.(2)	63,914	$ 18,629,014
Lonza Group AG	3,442	2,091,880
		$ 20,720,894
Machinery — 2.5%
Graco, Inc.	167,469	$ 11,247,218
Security	Shares	Value
Machinery (continued)
Ingersoll Rand, Inc.	300,130	$ 14,946,474
SMC Corp.	16,719	8,239,730
		$ 34,433,422
Metals & Mining — 1.4%
Anglo American PLC	305,881	$ 11,056,022
Rio Tinto, Ltd.	116,454	8,068,463
		$ 19,124,485
Multi-Utilities — 0.5%
CMS Energy Corp.	109,933	$ 7,555,695
		$ 7,555,695
Oil, Gas & Consumable Fuels — 5.0%
Chevron Corp.	28,772	$ 4,712,278
ConocoPhillips	251,437	24,497,507
EOG Resources, Inc.	233,619	25,983,105
Pioneer Natural Resources Co.	56,368	13,356,398
		$ 68,549,288
Personal Products — 0.4%
Kose Corp.	65,038	$ 5,805,415
		$ 5,805,415
Pharmaceuticals — 9.5%
AstraZeneca PLC	179,165	$ 23,567,580
Eli Lilly & Co.(2)	70,218	23,150,173
Novo Nordisk A/S, Class B	197,361	22,987,376
Roche Holding AG PC	70,931	23,549,412
Sanofi	214,252	21,290,976
Zoetis, Inc.	91,074	16,625,559
		$ 131,171,076
Professional Services — 3.1%
Recruit Holdings Co., Ltd.	285,878	$ 10,684,127
RELX PLC	697,580	20,654,954
Verisk Analytics, Inc.	62,463	11,883,586
		$ 43,222,667
Semiconductors & Semiconductor Equipment — 4.7%
ASML Holding NV	41,830	$ 24,042,122
Infineon Technologies AG	501,594	13,755,947
Micron Technology, Inc.	245,722	15,200,363
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	138,834	12,284,032
		$ 65,282,464

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Software — 7.4%
Adobe, Inc.(1)(2)	41,251	$ 16,917,860
Dassault Systemes SE	171,135	7,340,266
Intuit, Inc.	28,640	13,064,709
Microsoft Corp.(2)	233,381	65,519,382
		$ 102,842,217
Specialty Retail — 2.1%
Lowe's Cos., Inc.	59,945	$ 11,481,266
TJX Cos., Inc. (The)(2)	290,586	17,772,240
		$ 29,253,506
Technology Hardware, Storage & Peripherals — 3.1%
Apple, Inc.(2)	259,933	$ 42,241,712
		$ 42,241,712
Textiles, Apparel & Luxury Goods — 2.4%
adidas AG	108,758	$ 18,814,207
LVMH Moet Hennessy Louis Vuitton SE	20,734	14,396,735
		$ 33,210,942
Trading Companies & Distributors — 0.9%
Ashtead Group PLC	232,105	$ 13,065,123
		$ 13,065,123
Wireless Telecommunication Services — 1.4%
Vodafone Group PLC	12,938,060	$ 19,066,265
		$ 19,066,265
Total Common Stocks (identified cost $1,315,054,349)		$1,487,236,357

Corporate Bonds — 11.2%
Security	Principal Amount (000's omitted)	Value
Banks — 5.7%
Australia & New Zealand Banking Group, Ltd., 6.75% to 6/15/26(3)(4)(5)	$375	$ 382,813
Banco Bilbao Vizcaya Argentaria S.A., 6.125% to 11/16/27(4)(5)	3,800	3,337,270
Banco Davivienda S.A., 6.65% to 4/22/31(3)(4)(5)	1,000	754,949
Banco Mercantil del Norte S.A./Grand Cayman:
7.50% to 6/27/29(3)(4)(5)	2,470	2,223,432
7.625% to 1/10/28(3)(4)(5)	1,160	1,092,128
8.375% to 10/14/30(3)(4)(5)	1,105	1,051,568
Security	Principal Amount (000's omitted)	Value
Banks (continued)
Bank of America Corp., Series TT, 6.125% to 4/27/27(4)(5)	$2,496	$ 2,514,720
Barclays PLC, 6.125% to 12/15/25(4)(5)	2,500	2,413,875
BNP Paribas S.A., 4.625% to 2/25/31(3)(4)(5)	4,110	3,320,121
Citigroup, Inc., Series M, 6.30% to 5/15/24(4)(5)	6,675	6,474,276
Credit Suisse Group AG:
5.25% to 2/11/27(3)(4)(5)	1,289	1,066,648
7.50% to 7/17/23(3)(4)(5)	1,782	1,660,468
9.75% to 6/23/27(3)(4)(5)	3,375	3,592,688
Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(3)(4)(5)	3,200	2,999,184
HSBC Holdings PLC, 4.60% to 12/17/30(4)(5)	3,637	3,045,260
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(4)(5)	2,926	2,911,370
ING Groep NV, 6.50% to 4/16/25(4)(5)	3,100	3,057,437
JPMorgan Chase & Co., Series KK, 3.65% to 6/1/26(4)(5)	9,303	8,537,363
Lloyds Banking Group PLC, 7.50% to 6/27/24(4)(5)	6,125	6,195,857
Natwest Group PLC:
4.60% to 6/28/31(4)(5)	752	595,067
6.00% to 12/29/25(4)(5)	1,642	1,606,089
8.00% to 8/10/25(4)(5)	5,035	5,205,812
Societe Generale S.A.:
4.75% to 5/26/26(3)(4)(5)	3,417	2,988,972
5.375% to 11/18/30(3)(4)(5)	3,548	2,986,045
Standard Chartered PLC, 4.75% to 1/14/31(3)(4)(5)	2,349	1,887,093
SVB Financial Group., Series C, 4.00% to 5/15/26(4)(5)	1,461	1,186,187
UniCredit SpA, 7.296% to 4/2/29, 4/2/34(3)(5)	3,765	3,493,531
Wells Fargo & Co., Series BB, 3.90% to 3/15/26(4)(5)	1,425	1,320,797
Zions Bancorp NA, 5.80% to 6/15/23(4)(5)	1,501	1,444,128
		$ 79,345,148
Capital Markets — 0.8%
AerCap Holdings NV, 5.875% to 10/10/24, 10/10/79(5)	$3,510	$ 3,120,250
Charles Schwab Corp. (The), Series I, 4.00% to 6/1/26(4)(5)	3,551	3,233,612
UBS Group AG:
4.375% to 2/10/31(3)(4)(5)	2,750	2,217,187
6.875% to 8/7/25(4)(5)(6)	2,364	2,421,970
		$ 10,993,019
Diversified Financial Services — 0.5%
Alpha Holding S.A. de CV:
9.00%, 2/10/25(3)(7)	$3,235	$ 202,188
10.00%, 12/19/22(3)(7)	470	25,145

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Diversified Financial Services (continued)
American AgCredit Corp., Series QIB, 5.25% to 6/15/26(3)(4)(5)	$5,139	$ 4,721,456
Goldman Sachs Group, Inc. (The), Series V, 4.125% to 11/10/26(4)(5)	1,046	921,563
Unifin Financiera SAB de CV, 7.375%, 2/12/26(3)	1,325	706,669
		$ 6,577,021
Electric Utilities — 1.1%
Dominion Energy, Inc., Series C, 4.35% to 1/15/27(4)(5)	$1,941	$ 1,776,006
Edison International, Series B, 5.00% to 12/15/26(4)(5)	757	640,485
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(5)	3,025	3,017,580
Sempra Energy, 4.125% to 1/1/27, 4/1/52(5)	4,252	3,599,386
Southern California Edison Co., Series E, 6.981%, (3 mo. USD LIBOR + 4.199%), 9/12/22(8)	1,705	1,573,160
Southern Co. (The):
Series 21-A, 3.75% to 6/15/26, 9/15/51(5)	2,980	2,633,992
Series B, 5.459%, (3 mo. USD LIBOR + 3.63%), 3/15/57(8)	2,469	2,460,358
		$ 15,700,967
Food Products — 0.4%
Land O' Lakes, Inc., 8.00%(3)(4)	$5,982	$ 6,070,743
		$ 6,070,743
Gas Utilities — 0.3%
NiSource, Inc., 5.65% to 6/15/23(4)(5)	$4,965	$ 4,549,530
		$ 4,549,530
Independent Power and Renewable Electricity Producers — 0.2%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, 1/18/82(5)	$2,886	$ 2,552,090
		$ 2,552,090
Insurance — 0.5%
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(3)(5)	$1,499	$ 1,248,621
Prudential Financial, Inc., 5.125% to 11/28/31, 3/1/52(5)	1,490	1,426,132
QBE Insurance Group, Ltd., 5.875% to 5/12/25(3)(4)(5)	3,702	3,613,152
		$ 6,287,905
Security	Principal Amount (000's omitted)	Value
Multi-Utilities — 0.4%
Centerpoint Energy, Inc., Series A, 6.125% to 9/1/23(4)(5)	$6,450	$ 5,825,009
		$ 5,825,009
Oil, Gas & Consumable Fuels — 1.1%
DCP Midstream, L.P., Series A, 7.375% to 12/15/22(4)(5)	$6,375	$ 5,801,789
EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(4)(5)	4,900	3,418,755
Odebrecht Oil & Gas Finance, Ltd., 0.00%(3)(4)	6,981	36,649
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(4)(5)	8,080	6,212,121
		$ 15,469,314
Pipelines — 0.2%
Energy Transfer, L.P., Series B, 6.625% to 2/15/28(4)(5)	$2,514	$ 1,920,697
		$ 1,920,697
Total Corporate Bonds (identified cost $179,205,406)		$ 155,291,443

Exchange-Traded Funds — 0.9%
Security	Shares	Value
Equity Funds — 0.9%
Global X U.S. Preferred ETF	284,290	$ 6,368,096
iShares Preferred & Income Securities ETF	180,332	6,270,144
Total Exchange-Traded Funds (identified cost $13,555,344)		$ 12,638,240

Preferred Stocks — 5.2%
Security	Shares	Value
Banks — 1.5%
AgriBank FCB, 6.875% to 1/1/24(5)	50,890	$ 5,216,225
CoBank ACB, Series F, 6.25% to 10/1/22(5)	37,717	3,799,988
Farm Credit Bank of Texas, 6.75% to 9/15/23(3)(5)	7,600	780,900
First Republic Bank:
Series M, 4.00%	160,200	2,941,272
Series N, 4.50%	56,986	1,158,525
JPMorgan Chase & Co., Series LL, 4.625%	88,050	1,892,195
Wells Fargo & Co., Series L, 7.50% (Convertible)	3,647	4,628,043
		$ 20,417,148

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets — 0.3%
Affiliated Managers Group, Inc., 4.75%	105,525	$ 2,211,804
Stifel Financial Corp., Series D, 4.50%	115,200	2,257,920
		$ 4,469,724
Electric Utilities — 0.7%
Brookfield BRP Holdings Canada, Inc., 4.625%	178,000	$ 3,282,320
SCE Trust III, Series H, 5.75% to 3/15/24(5)	70,901	1,563,367
SCE Trust IV, Series J, 5.375% to 9/15/25(5)	37,216	757,345
SCE Trust V, Series K, 5.45% to 3/15/26(5)	68,884	1,613,263
SCE Trust VI, 5.00%	5,588	111,481
Southern Co. (The), 4.95%	125,000	2,922,500
		$ 10,250,276
Equity Real Estate Investment Trusts (REITs) — 0.2%
SITE Centers Corp., Series A, 6.375%	88,127	$ 2,272,795
		$ 2,272,795
Food Products — 0.1%
Ocean Spray Cranberries, Inc., Series A, 6.25%(3)	18,430	$ 1,845,304
		$ 1,845,304
Insurance — 0.5%
American Equity Investment Life Holding Co., Series B, 6.625% to 9/1/25(5)	131,832	$ 3,386,764
RenaissanceRe Holdings, Ltd., Series G, 4.20%	150,000	2,863,500
		$ 6,250,264
Oil, Gas & Consumable Fuels — 0.6%
NuStar Energy, L.P., Series B, 7.673%, (3 mo. USD LIBOR + 5.643%)(8)	359,474	$ 7,530,980
		$ 7,530,980
Pipelines — 0.4%
Energy Transfer, L.P.:
Series C, 7.375% to 5/15/23(5)	116,000	$ 2,634,360
Series E, 7.60% to 5/15/24(5)	100,950	2,392,515
		$ 5,026,875
Real Estate Management & Development — 0.5%
Brookfield Property Partners, L.P.:
Series A, 5.75%	117,848	$ 2,341,640
Series A-1, 6.50%	102,075	2,293,625
Series A2, 6.375%	134,005	2,858,327
		$ 7,493,592
Security	Shares	Value
Telecommunications — 0.4%
United States Cellular Corp., 5.50%	285,000	$ 5,956,500
		$ 5,956,500
Total Preferred Stocks (identified cost $80,026,581)		$ 71,513,458

Short-Term Investments — 1.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.60%(9)	17,936,734	$ 17,936,734
Total Short-Term Investments (identified cost $17,936,734)		$ 17,936,734
Total Investments — 126.1%(10) (identified cost $1,605,778,414)		$1,744,616,232
Other Assets, Less Liabilities — (26.1)%		$ (361,091,393)
Net Assets — 100.0%		$1,383,524,839
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at July 31, 2022 pursuant to the Liquidity Agreement. The aggregate market value of securities on loan at July 31, 2022 was $316,548,413 and the total market value of the collateral received by State Street Bank and Trust Company was $316,901,706, comprised of cash.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2022, the aggregate value of these securities is $50,967,654 or 3.7% of the Fund's net assets.
(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(5)	Security converts to variable rate after the indicated fixed-rate coupon period.
(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2022, the aggregate value of these securities is $2,421,970 or 0.2% of the Fund's net assets.
(7)	Issuer is in default with respect to interest and/or principal payments.
(8)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2022.
(9)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2022.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

(10)	The Fund has granted a security interest in all the Fund’s investments, unless otherwise pledged, in connection with the Liquidity Agreement.
Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	56.9%	$992,076,279
United Kingdom	11.4	199,182,026
Switzerland	5.9	103,516,881
France	5.7	99,034,081
Germany	3.0	52,029,779
Japan	2.9	51,025,721
Netherlands	2.7	46,145,602
Spain	2.3	39,594,786
Australia	1.9	32,725,646
Denmark	1.3	22,987,376
Canada	1.2	21,670,888
Taiwan	0.7	12,284,032
Sweden	0.7	11,818,279
Hong Kong	0.6	11,107,499
Ireland	0.6	9,711,251
India	0.5	8,972,108
Belgium	0.3	5,645,999
Mexico	0.3	5,301,130
Italy	0.2	3,493,531
Bermuda	0.2	2,863,500
Colombia	0.0(1)	754,949
Brazil	0.0(1)	36,649
Exchange-Traded Funds	0.7	12,638,240
Total Investments	100.0%	$1,744,616,232
(1)	Amount is less than 0.05%.
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,193,871	EUR	1,109,603	Bank of America, N.A.	8/31/22	$ 57,536	$ —
USD	301,558	EUR	280,000	UBS AG	8/31/22	14,813	—
USD	5,089,975	GBP	4,037,334	UBS AG	8/31/22	170,080	—
						$242,429	$ —
Abbreviations:
ADR	– American Depositary Receipt
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PC	– Participation Certificate
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

At July 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Equity Price Risk: During the period ended July 31, 2022, the Fund entered into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.
Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.
Affiliated Investments
The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At July 31, 2022, the value of the Fund's investment in affiliated issuers and funds was $17,936,734, which represents 1.3% of the Fund's net assets. Transactions in affiliated issuers and funds by the Fund for the fiscal year to date ended July 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Common Stocks
Mitsubishi UFJ Financial Group, Inc.	$9,679,338	$ —	$(10,560,862)	$1,976,377	$(1,094,853)	$ —	$ —	—
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	—	192,118,366	(192,115,423)	(2,943)	—	—	2,879	—
Liquidity Fund, Institutional Class(1)	—	155,359,475	(137,422,741)	—	—	17,936,734	35,540	17,936,734
Total				$1,973,434	$(1,094,853)	$17,936,734	$38,419
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2022, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 90,578,304	$ 19,066,265	$ —	$ 109,644,569
Consumer Discretionary	73,861,363	98,091,145	—	171,952,508
Consumer Staples	60,924,183	64,195,431	—	125,119,614
Energy	68,549,288	—	—	68,549,288
Financials	87,342,137	71,903,413	—	159,245,550
Health Care	108,044,154	131,911,773	—	239,955,927
Industrials	66,916,597	122,331,809	—	189,248,406
Information Technology	269,961,680	80,170,755	—	350,132,435

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Materials	$ —	$ 19,124,485	$ —	$ 19,124,485
Real Estate	14,554,821	—	—	14,554,821
Utilities	22,155,820	17,552,934	—	39,708,754
Total Common Stocks	$862,888,347	$624,348,010*	$ —	$1,487,236,357
Corporate Bonds	$ —	$155,291,443	$ —	$ 155,291,443
Exchange-Traded Funds	12,638,240	—	—	12,638,240
Preferred Stocks:
Communication Services	5,956,500	—	—	5,956,500
Consumer Staples	—	1,845,304	—	1,845,304
Energy	12,557,855	—	—	12,557,855
Financials	21,340,023	9,797,113	—	31,137,136
Real Estate	9,766,387	—	—	9,766,387
Utilities	10,250,276	—	—	10,250,276
Total Preferred Stocks	$ 59,871,041	$ 11,642,417	$ —	$ 71,513,458
Short-Term Investments	$ 17,936,734	$ —	$ —	$ 17,936,734
Total Investments	$953,334,362	$791,281,870	$ —	$1,744,616,232
Forward Foreign Currency Exchange Contracts	$ —	$ 242,429	$ —	$ 242,429
Total	$953,334,362	$791,524,299	$ —	$1,744,858,661
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.